Other disclosures - Financial liabilities measured at other than fair value (Details) $ in Thousands, $ in Millions	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($)
Financial liabilities
Financial liabilities	$ 1,477,724		$ 1,644,023
Deposits - Customers
Financial liabilities
Financial liabilities	891,964		872,493
Marketable debt securities
Financial liabilities
Financial liabilities	101,682		132,117
Financial liabilities at amortized cost | Deposits Central Banks Repurchase Agreements [Member]
Financial liabilities
Financial liabilities, fair value	86,608		126,323
Financial liabilities	86,616		126,329
Financial liabilities at amortized cost | Deposits - Credit institutions
Financial liabilities
Financial liabilities, fair value			61,033
Financial liabilities			61,174
Financial liabilities at amortized cost | Deposits - Credit institutions, Excludes repurchase agreements
Financial liabilities
Financial liabilities, fair value	78,229
Financial liabilities	78,182
Financial liabilities at amortized cost | Deposits - Credit institutions Repurchase Agreements
Financial liabilities
Financial liabilities, fair value	5,156
Financial liabilities	5,157
Financial liabilities at amortized cost | Customer deposits, Excludes repurchase agreements
Financial liabilities
Financial liabilities, fair value	759,021		741,925
Financial liabilities	760,325		733,877
Financial liabilities at amortized cost | Customer deposits - Repurchase agreements
Financial liabilities
Financial liabilities, fair value	17,559		8,323
Financial liabilities	17,561		8,324
Financial liabilities at amortized cost | Marketable debt securities
Financial liabilities
Financial liabilities, fair value	104,582		137,429
Financial liabilities	101,423		130,754		$ 111,211
Financial liabilities at amortized cost | Subordinated liabilities
Financial liabilities
Financial liabilities, fair value	53,286		39,406
Financial liabilities	51,643	$ 2,518,000	36,182	$ 1,817,000	$ 34,267	$ 1,816,000
Financial liabilities at amortized cost | Other financial liabilities
Financial liabilities
Financial liabilities, fair value	17,200		15,483
Financial liabilities	17,238		15,315
Level 1 | Financial liabilities at amortized cost | Marketable debt securities
Financial liabilities
Financial liabilities, fair value	104,582		137,429
Level 1 | Financial liabilities at amortized cost | Subordinated liabilities
Financial liabilities
Financial liabilities, fair value	38,911		39,406
Level 2 | Financial liabilities at amortized cost | Deposits Central Banks Repurchase Agreements [Member]
Financial liabilities
Financial liabilities, fair value	86,608		126,293
Level 2 | Financial liabilities at amortized cost | Deposits - Credit institutions, Excludes repurchase agreements
Financial liabilities
Financial liabilities, fair value	26,892
Level 2 | Financial liabilities at amortized cost | Deposits - Credit institutions Repurchase Agreements
Financial liabilities
Financial liabilities, fair value	5,156
Level 2 | Financial liabilities at amortized cost | Customer deposits, Excludes repurchase agreements
Financial liabilities
Financial liabilities, fair value	52,566		85,332
Level 2 | Financial liabilities at amortized cost | Customer deposits - Repurchase agreements
Financial liabilities
Financial liabilities, fair value	17,559		8,323
Level 2 | Financial liabilities at amortized cost | Subordinated liabilities
Financial liabilities
Financial liabilities, fair value	14,375
Level 2 | Financial liabilities at amortized cost | Other financial liabilities
Financial liabilities
Financial liabilities, fair value	9,841		7,522
Level 3 | Financial liabilities at amortized cost | Deposits Central Banks Repurchase Agreements [Member]
Financial liabilities
Financial liabilities, fair value			30
Level 3 | Financial liabilities at amortized cost | Deposits - Credit institutions
Financial liabilities
Financial liabilities, fair value			61,033
Level 3 | Financial liabilities at amortized cost | Deposits - Credit institutions, Excludes repurchase agreements
Financial liabilities
Financial liabilities, fair value	51,337
Level 3 | Financial liabilities at amortized cost | Customer deposits, Excludes repurchase agreements
Financial liabilities
Financial liabilities, fair value	706,455		656,593
Level 3 | Financial liabilities at amortized cost | Other financial liabilities
Financial liabilities
Financial liabilities, fair value	$ 7,359		$ 7,961